Risk and Capital Management - Summary of Position of Accounts Subject to Interest Rate Risk (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	R$ 1,501,481	R$ 1,424,876
Central Bank compulsory deposits	91,248	94,148
Interbank deposits	34,583	26,420
Securities purchased under agreements to resell	198,428	280,136
Loan and lease operations	585,791	536,091
Derivatives	41,854	23,466
At Fair Value Through Other Comprehensive Income	76,660	49,323
Financial liabilities	1,211,999	1,151,237
Deposits	507,060	463,424
Securities sold under repurchase agreements	256,583	330,237
Interbank market debts	174,862	134,670
Derivatives	47,828	27,519
Structured notes	(201)	(192)
amortised cost	1,010,644	994,759
At Fair Value Through Profit or Loss	322,929	286,646
Financial liabilities at amortised cost	1,159,830	1,119,734
At Fair Value Through Profit or Loss	48,029	27,711
Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	1,435,685	1,373,904
Central Bank compulsory deposits	86,836	88,549
At Fair Value Through Other Comprehensive Income	76,660	49,323
Financial liabilities	1,094,228	1,053,438
Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Deposits	507,060	463,424
Securities sold under repurchase agreements	256,583	330,237
Interbank market debts	174,862	134,670
Institutional market debts	104,244	93,974
Capitalization plans	3,450	3,422
Financial liabilities at amortised cost	1,046,199	1,025,727
Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	47,828	27,519
Structured notes	201	192
Difference asset/ liability (2)	341,457	320,466
At Fair Value Through Profit or Loss	48,029
Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets		949,386
Interbank deposits	34,581	26,414
Securities purchased under agreements to resell	198,422	280,132
Securities	130,466	106,749
Loan and lease operations	585,791	536,091
amortised cost	949,260
Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities	281,075	263,180
Derivatives	41,854	23,466
At Fair Value Through Profit or Loss	322,929	286,646
0-30 days [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	6,998	3,987
Capitalization plans	454
Derivatives	6,653	3,168
0-30 days [Member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	264,750	277,165
Central Bank compulsory deposits	86,836	88,549
At Fair Value Through Other Comprehensive Income	2,464	1,915
Financial liabilities	517,305	514,263
Cumulative difference	R$ (252,555)	R$ (237,098)
Ratio of cumulative difference to total interest-bearing assets	(17.60%)	(17.30%)
0-30 days [Member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Deposits	R$ 272,447	R$ 248,913
Securities sold under repurchase agreements	218,055	254,052
Interbank market debts	19,086	7,438
Institutional market debts	600	314
Capitalization plans		374
Financial liabilities at amortised cost	510,642	511,091
0-30 days [Member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	6,653	3,168
Structured notes	10	4
Difference asset/ liability (2)	252,555	237,098
At Fair Value Through Profit or Loss	6,663	3,172
0-30 days [Member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets		163,574
Interbank deposits	23,337	19,181
Securities purchased under agreements to resell	22,617	64,677
Securities	1,290	1,007
Loan and lease operations	87,946	78,709
amortised cost	135,190
0-30 days [Member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities	33,262	19,140
Derivatives	6,998	3,987
At Fair Value Through Profit or Loss	40,260	23,127
31-180 days [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Capitalization plans	1,156
31-180 days [Member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	382,751	394,168
Central Bank compulsory deposits	0
At Fair Value Through Other Comprehensive Income	4,524	4,743
Financial liabilities	113,511	89,354
Cumulative difference	R$ 16,685	R$ 67,716
Ratio of cumulative difference to total interest-bearing assets	1.20%	4.90%
31-180 days [Member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Deposits	R$ 38,873	R$ 36,856
Securities sold under repurchase agreements	4,121	9,713
Interbank market debts	51,776	33,869
Institutional market debts	8,472	3,631
Capitalization plans		1,202
Financial liabilities at amortised cost	104,398	85,271
31-180 days [Member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	9,100	4,070
Structured notes	13	13
Difference asset/ liability (2)	269,240	304,814
At Fair Value Through Profit or Loss	9,113	4,083
31-180 days [Member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets		367,544
Interbank deposits	4,448	4,815
Securities purchased under agreements to resell	175,643	215,352
Securities	13,659	7,320
Loan and lease operations	161,143	140,057
amortised cost	354,893
31-180 days [Member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities	15,420	17,810
Derivatives	7,914	4,071
At Fair Value Through Profit or Loss	23,334	21,881
181-365 days [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Capitalization plans	867
181-365 days [Member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	141,277	100,598
Central Bank compulsory deposits	0
At Fair Value Through Other Comprehensive Income	3,284	4,026
Financial liabilities	72,484	70,062
Cumulative difference	R$ 85,478	R$ 98,252
Ratio of cumulative difference to total interest-bearing assets	6.00%	7.20%
181-365 days [Member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Deposits	R$ 22,877	R$ 22,063
Securities sold under repurchase agreements	1,700	7,756
Interbank market debts	39,155	31,869
Institutional market debts	4,763	4,579
Capitalization plans		960
Financial liabilities at amortised cost	69,362	67,227
181-365 days [Member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	3,096	2,815
Structured notes	26	20
Difference asset/ liability (2)	68,793	30,536
At Fair Value Through Profit or Loss	3,122	2,835
181-365 days [Member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets		78,314
Interbank deposits	3,290	1,730
Securities purchased under agreements to resell	0
Securities	14,817	5,792
Loan and lease operations	84,542	70,792
amortised cost	102,649
181-365 days [Member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities	32,299	15,945
Derivatives	3,045	2,313
At Fair Value Through Profit or Loss	35,344	18,258
From one to five years [member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Institutional market debts		58,513
Capitalization plans		886
From one to five years [member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	443,579	404,069
Central Bank compulsory deposits	0
At Fair Value Through Other Comprehensive Income	46,456	21,649
Financial liabilities	305,933	319,392
Cumulative difference	R$ 223,124	R$ 182,929
Ratio of cumulative difference to total interest-bearing assets	15.50%	13.30%
From one to five years [member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Deposits	R$ 154,032	R$ 146,288
Securities sold under repurchase agreements	13,309	40,877
Interbank market debts	63,180	58,375
Institutional market debts	53,452	58,513
Capitalization plans	973	886
Financial liabilities at amortised cost	284,946	304,939
From one to five years [member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	20,906	14,360
Structured notes	81	93
Difference asset/ liability (2)	137,646	84,677
At Fair Value Through Profit or Loss	20,987	14,453
From one to five years [member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets		219,186
Interbank deposits	3,474	688
Securities purchased under agreements to resell	0	12
Securities	56,178	50,969
Loan and lease operations	185,210	167,517
amortised cost	244,862
From one to five years [member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities	137,612	154,171
Derivatives	14,649	9,063
At Fair Value Through Profit or Loss	152,261	163,234
Over 5 years [member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Institutional market debts		26,937
Over 5 years [member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	203,328	197,904
Central Bank compulsory deposits	0
At Fair Value Through Other Comprehensive Income	19,932	16,990
Financial liabilities	84,995	60,367
Cumulative difference	R$ 341,457	R$ 320,466
Ratio of cumulative difference to total interest-bearing assets	23.80%	23.30%
Over 5 years [member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Deposits	R$ 18,831	R$ 9,304
Securities sold under repurchase agreements	19,398	17,839
Interbank market debts	1,665	3,119
Institutional market debts	36,957	26,937
Capitalization plans	0
Financial liabilities at amortised cost	76,851	57,199
Over 5 years [member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	8,073	3,106
Structured notes	71	62
Difference asset/ liability (2)	118,333	137,537
At Fair Value Through Profit or Loss	8,144	3,168
Over 5 years [member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets		120,768
Interbank deposits	32
Securities purchased under agreements to resell	162	91
Securities	44,522	41,661
Loan and lease operations	66,950	79,016
amortised cost	111,666
Over 5 years [member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities	62,482	56,114
Derivatives	9,248	4,032
At Fair Value Through Profit or Loss	R$ 71,730	R$ 60,146